INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

December 14, 2023

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Trust”) (File Nos. 333-191476 and 811-22894) on behalf of the First Trust Multi-Strategy Fund (the “Fund”)

Ladies and Gentlemen:

This Preliminary Proxy Statement is being filed for the purpose of seeking shareholder approval of a new investment sub-advisory agreement between First Trust Capital Management L.P. (“FTCM”), the Fund’s investment advisor, and CBOE VestSM Financial LLC. In addition, shareholders are being asked to approve a modified “manager-of-managers” structure for the Fund, which would allow FTCM and the Board of Trustees of the Trust to enter into and materially amend sub-advisory agreements with affiliated sub-advisors, in addition to unaffiliated sub-advisors, without the cost and time associated with a shareholder meeting.

Please direct your comments to the undersigned at (626) 385-5777. I can also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary

Investment Managers Series Trust II